Financial Instrument - Changes in Value of the investment (Detail) - 12 months ended Mar. 31, 2019 - Structured investments [member] ₨ in Millions, $ in Millions	INR (₨)	USD ($)	USD ($)
Disclosure of detailed information about financial instruments [line items]
Total exposure	₨ 47,717		$ 690
Effect on pre-tax profit/(loss) of a 10% increase in the equity price	4,117	$ 60
Effect on pre-tax equity of a 10% increase in the equity price	0	0
Effect on pre-tax equity of a 10% decrease in the equity price	(1,927)	(29)
Effect on pre-tax equity of a 10% decrease in the equity price	₨ 0	$ 0